REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Revenue [Abstract]
Disclosure of detailed information about revenue [Text Block]
	January - December
	2019	2018	2017
Classes of revenue	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	5,245,489	5,857,584	5,133,339
Revenue from rendering of services	83,725	97,249	105,002
Total	5,329,214	5,954,833	5,238,341